DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
DIRECTORS LOAN
Opening balance	$ 644,642	$ 570,000
Principal advances	350,000	0
Principal repayments	(350,000)	0
Transaction costs	(99,191)	0
Amortization of transaction costs	102,554	74,642	$ 57,881
Closing balance	$ 648,005	$ 644,642	$ 570,000